Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Revenues
Revenues		$ 160,009,293	$ 209,981,306	$ 170,911,999
Operating Expenses:
Cost of revenues		(156,738,018)	(203,738,021)	(159,259,496)
Fulfillment expenses		(3,022,120)	(3,699,690)	(3,757,991)
Marketing expenses		(7,770,819)	(8,795,340)	(9,380,401)
General and administrative expenses		(3,368,761)	(5,788,952)	(5,506,614)
Total operating expenses		(170,899,718)	(222,022,003)	(177,904,502)
Loss From Operations		(10,890,425)	(12,040,697)	(6,992,503)
Other Income (Expenses), net
Interest expense		(76,049)	(117,070)	(92,257)
Investment income (loss)		(493,970)	(29,203)	301,778
Government subsidy income				318,783
Other income (expense), net		75,627	235,025	(115,393)
Other Income (expense), net		(494,392)	88,752	412,911
Loss Before Income Taxes		(11,384,817)	(11,951,945)	(6,579,592)
Income Taxes Expense (Benefit)		135,116	(420,164)	(190,516)
Net Loss		(11,519,933)	(11,531,781)	(6,389,076)
Less: net income(loss) attributable to non-controlling interest		(52,791)	4,599
Net Loss Attributable to Ordinary Shareholders of Jowell Global Ltd.		$ (11,467,142)	$ (11,536,380)	$ (6,389,076)
Loss Per share – Basic (in Dollars per share)	[1]	$ (5.38)	$ (6.25)	$ (4.16)
Weighted Average Shares Outstanding – Basic (in Shares)	[1]	2,140,863	1,847,222	1,535,141
Net Loss		$ (11,519,933)	$ (11,531,781)	$ (6,389,076)
Other Comprehensive income(loss), net of tax
Foreign currency translation gain (loss)		(897,642)	(2,446,705)	671,219
Total Comprehensive loss		(12,417,575)	(13,978,486)	(5,717,857)
Less: comprehensive income (loss) attributable to non-controlling interest		(57,183)	3,695
Comprehensive Loss Attributable to Ordinary Shareholders of Jowell Global Ltd.		(12,360,392)	(13,982,181)	(5,717,857)
Tthird Party
Net Revenues
Revenues		160,002,440	209,821,251	169,390,433
Related Party
Net Revenues
Revenues		$ 6,853	$ 160,055	$ 1,521,566

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 12).